Equity - Initial Public Offering of Common Stock (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	7 Months Ended	9 Months Ended
	Jul. 26, 2018	Jul. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018
Subsidiary, Sale of Stock [Line Items]
Net proceeds from IPO					$ 0	$ 134,362
Preferred dividend paid (in dollars per share)			$ 0.15
Conversion of Series A to Common Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares converted (in shares)	37,700,000	37,700,000
Common shares issued on conversion (in shares)	39,600,000	39,600,000
Right to receive cash payment per share (in dollars per share)	$ 1.75
Right to receive cash payment less paid dividends per share (in dollars per share)	$ 1.60
Cash payment for conversion of preferred shares	$ 60,000
Common Stock | Conversion of Series A to Common Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares converted per each share of preferred stock (in shares)	1.05
Series A Preferred Stock Conversion and Common Stock Offering
Subsidiary, Sale of Stock [Line Items]
Net proceeds from IPO	$ 111,000
Increase in common stock outstanding (in shares)	8,695,653
Sale of stock, price per share (in dollars per share)	$ 14.00
Consideration received after purchase of common stock	$ 60,000
Cash payment for conversion of preferred shares	60,000
Sale of stock, consideration received	$ 27,000	$ 27,000
Reduction in income available to common stockholders				$ 87,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share (in dollars per share)	$ 14
Sale of stock, underwriter option to purchase additional shares (in shares)	1,900,000	1,900,000